Summary of Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table) (Details)	12 Months Ended
Dec. 31, 2016
Trade name
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Port terminal operating rights | Minimum
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	20 years
Port terminal operating rights | Maximum
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	45 years
Customer relationships
Finite Lived Intangible Assets [Line Items]
Weighted average amortization period	20 years